Revenue and government financing for research expenditures - Disclosure of Changes in Deferred Revenue and Collaboration Liabilities (Details) € in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Dec. 07, 2020 EUR (€)	Dec. 07, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Collaboration Liabilities, Roll Forward [Abstract]
Collaboration liabilities – current portion					€ 7,418	€ 1,832	€ 21,304
Collaboration liabilities – non-current portion					32,997	44,854	0
2015 monalizumab agreement, with AstraZeneca
Collaboration Liabilities, Roll Forward [Abstract]
Collaboration liabilities – current portion					32,997	1,832	21,304	€ 20,987
Collaboration liabilities – non-current portion					7,418	44,854		€ 10,669
Milestone payment received	€ 41,227	$ 50,000
IPH5201 agreement, with AstraZeneca
Collaboration Liabilities, Roll Forward [Abstract]
Milestone payment received | $			$ 5,000	$ 5,000
Deferred revenue
Deferred Revenue, Roll Forward [Abstract]
Contract liabilities at beginning of period					43,973	89,112	150,195
Revenue for the current financial year					(7,497)	(47,038)	(61,356)
Transfer from collaboration liabilities					(1,084)	2,465	(273)
Contract liabilities at end of period					37,913	43,973	89,112
Collaboration Liabilities, Roll Forward [Abstract]
Contract liabilities at beginning of period					43,973	89,112	150,195
Contract liabilities at end of period					37,913	43,973	89,112
Deferred revenue | 2015 monalizumab agreement, with AstraZeneca
Deferred Revenue, Roll Forward [Abstract]
Contract liabilities at beginning of period					26,572	62,657	104,925
Revenue for the current financial year					(7,497)	(33,620)	(42,541)
Transfer from collaboration liabilities					1,084	(2,465)	273
Contract liabilities at end of period					20,159	26,572	62,657
Collaboration Liabilities, Roll Forward [Abstract]
Contract liabilities at beginning of period					26,572	62,657	104,925
Contract liabilities at end of period					20,159	26,572	62,657
Deferred revenue | IPH5201 agreement, with AstraZeneca
Deferred Revenue, Roll Forward [Abstract]
Contract liabilities at beginning of period					0	9,053	27,869
Revenue for the current financial year						(13,418)	(18,816)
Revenue from contracts with customers, milestone						4,365
Contract liabilities at end of period						0	9,053
Collaboration Liabilities, Roll Forward [Abstract]
Contract liabilities at beginning of period					0	9,053	27,869
Contract liabilities at end of period						0	9,053
Collaboration liabilities | 2015 monalizumab agreement, with AstraZeneca
Deferred Revenue, Roll Forward [Abstract]
Contract liabilities at beginning of period					46,686	21,304	31,656
Contract liabilities at end of period					40,415	46,686	21,304
Collaboration Liabilities, Roll Forward [Abstract]
Contract liabilities at beginning of period					46,686	21,304	31,656
Additions					4,262	46,320	0
Deductions					(10,534)	(20,938)	(10,352)
Contract liabilities at end of period					€ 40,415	€ 46,686	€ 21,304